Note D - Premises and Equipment (Details) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Land	$ 1,900	$ 1,802
Buildings	10,342	10,235
Leasehold improvements	2,911	2,872
Furniture and equipment	15,060	14,281
	30,213	29,190
Less accumulated depreciation	21,208	20,510
Total premises and equipment	$ 9,005	$ 8,680